STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended					65 Months Ended	125 Months Ended	128 Months Ended					1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended					0 Months Ended
	Aug. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007	Aug. 31, 2012	Nov. 30, 2012	Sep. 30, 2012	Aug. 28, 2012	Aug. 08, 2012	Jul. 25, 2011	May 31, 2011 Swiss Caps AG [Member]	Aug. 31, 2011 Swiss Caps AG [Member]	Feb. 15, 2011 Consultant [Member]	Aug. 31, 2012 Consultant [Member]	Aug. 08, 2012 Employee of Subsidiary [Member]	Aug. 08, 2012 Nadav Kidron and Miriam Kidron [Member]	Aug. 08, 2012 Directors [Member]	Nov. 30, 2012 Directors [Member]	Aug. 08, 2012 Subsidiary Employee One [Member]	Aug. 08, 2012 Subsidiary Employee Two [Member]	Aug. 08, 2012 Dr. Miriam Kidron [Member]	Apr. 27, 2011 ExperiMind Ltd [Member]	May 31, 2011 New Castle Consulting [Member]	Jul. 25, 2011 Trout Group LLC [Member]	Aug. 31, 2012 Trout Group LLC [Member]	Oct. 15, 2006 2006 Stock Option Plan [Member]	Aug. 31, 2012 2008 Stock Option Plan [Member]	Aug. 08, 2012 2008 Stock Option Plan [Member]	May 08, 2008 2008 Stock Option Plan [Member]	Feb. 15, 2011 2008 Stock Option Plan [Member] Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for grant																			83,334																	250,000	1,000,000	333,334	666,667
Stock issued for services, shares				16,397																	14,744	44,220										3,584	16,667
Stock issued for services									$ 107,860	$ 227,569	$ 249,850	$ 152,928	$ 116,110	$ 98,750							$ 47,769	$ 167,569											$ 60,000
Granted - at market price																									609,000	144,000	43,334
Granted - at market price																									$ 0.34	$ 4.08	$ 4.08					$ 6.0
Options to purchase, number of shares					182,292												2,826	246,341					20,834					6,373	50,750	6,250	280,114			2,667						250,000
Options to purchase, exercise price per share	6.0			6.0	6.0			6.0	6.0						6.0			4.44					12.0						4.08	4.08				6.5
Options vested																										42,000
Securities Purchase Agreements, number of units			93,701					808,956
Securities Purchase Agreements, purchase price per unit			$ 3.84					$ 384.0
Proceeds from issuance of shares			359,800			1,458,436		3,106,000	3,488,942	3,694,212					15,144,635	16,603,071
Securities Purchase Agreements, number of shares per unit			1					1
Securities Purchase Agreements, number of warrants per unit			1					1
Securities Purchase Agreements, number of shares per warrant			0.35					0.35
Warrant term	5 years		5 years		5 years			5 years
Issuance of common stock		43,176
Number of warrants issued	112,613			5,906	182,292				112,613						112,613					5,622						6,000			1,750
Options vesting, number of installments																							5		29	17	2		29	3				12						5
Fair value of options granted		$ 11,050																					$ 62,185	$ 54,345	$ 170,301	$ 373,565	$ 114,694		$ 134,324	$ 16,780		$ 10,000		$ 5,057	$ 4,548					$ 71,495
Expected dividend yield (%)		0.00%		0.00%					0.00%	0.00%													0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%		0.00%		0.00%	0.00%					0.00%
Expected volatility		79.28%																					78.65%	75.41%	111.22%	76.03%	76.03%		76.03%	76.03%		79.24%		77.39%	75.41%					113.80%
Expected stock price volatility (%), minimum				78.54%					76.03%	112.50%
Expected stock price volatility (%), maximum				78.68%					76.03%	114.20%
Risk-free interest rate		2.09%																					3.62%	1.29%	0.935%	0.83%	1.0375%		1.0375%	0.935%		2.06%		1.55%	0.45%					3.42%
Risk-free interest rate (%), minimum				2.11%					0.80%	1.60%
Risk-free interest rate (%), maximum				2.19%					1.00%	3.60%
Remaining contractual life		5		5																			10	8.5	10	5.5	5.75		5.75	6		5		10